Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Fund

January 31, 2020

MER-QTLY-0320
1.9891245.101

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
Bermuda - 2.2%
Credicorp Ltd.	162,400	$33,584,320
Credicorp Ltd. (United States)	6,637	1,371,071
Dairy Farm International Holdings Ltd.	3,307,100	16,989,565

TOTAL BERMUDA		51,944,956

Brazil - 5.7%
Equatorial Energia SA	5,474,805	30,476,662
IRB Brasil Resseguros SA	4,466,000	46,749,820
Ultrapar Participacoes SA	9,565,100	56,417,696

TOTAL BRAZIL		133,644,178

Cayman Islands - 15.3%
ASM Pacific Technology Ltd.	2,000,500	26,956,266
Best Pacific International Holdings Ltd.	46,760,800	12,725,808
Greatview Aseptic Pack Co. Ltd.	53,479,000	21,322,991
JD.com, Inc. sponsored ADR (a)	759,622	28,630,153
Pico Far East Holdings Ltd.	30,571,200	8,269,884
SITC International Holdings Co. Ltd.	56,877,000	66,997,900
Tencent Holdings Ltd.	2,530,725	120,690,795
TK Group Holdings Ltd. (b)	41,688,000	20,214,262
Vinda International Holdings Ltd.	22,253,000	53,800,884

TOTAL CAYMAN ISLANDS		359,608,943

Chile - 1.7%
Banco de Chile	363,847,100	35,825,505
Quinenco SA	2,879,181	4,962,927

TOTAL CHILE		40,788,432

China - 1.2%
Shenzhen Inovance Technology Co. Ltd. (A Shares)	7,121,728	29,426,804
Hong Kong - 5.4%
AIA Group Ltd.	4,647,967	46,056,466
China Resources Pharmaceutical Group Ltd. (c)	48,009,149	40,167,618
Far East Horizon Ltd.	47,772,549	42,207,736

TOTAL HONG KONG		128,431,820

India - 17.5%
Axis Bank Ltd. GDR (Reg. S)	651,993	33,316,842
CCL Products (India) Ltd. (a)	2,083,094	6,558,053
Cyient Ltd.	3,926,510	26,883,143
HDFC Bank Ltd. sponsored ADR	1,709,971	97,947,139
Hemisphere Properties India Ltd. (a)(d)	5,529,627	12,503,580
Hindustan Oil Exploration Co. Ltd. (a)	264,331	379,520
Kotak Mahindra Bank Ltd.	83,300	1,965,342
Lupin Ltd.	891,404	8,922,454
Maruti Suzuki India Ltd.	331,700	31,943,988
Redington India Ltd.	7,384,637	11,856,246
SH Kelkar & Co. Ltd. (a)(b)(c)	9,172,396	14,305,893
Sunteck Realty Ltd. (a)	4,875,765	26,932,580
Tata Communications Ltd.	6,646,239	38,542,088
Tata Consultancy Services Ltd.	934,400	26,796,306
Tata Global Beverages Ltd.	12,436,993	66,537,928
Zensar Technologies Ltd.	2,989,792	7,142,157

TOTAL INDIA		412,533,259

Indonesia - 1.5%
PT Bank Central Asia Tbk	15,135,000	35,764,328
Kenya - 2.1%
Safaricom Ltd.	160,825,900	48,825,012
Korea (South) - 7.3%
AMOREPACIFIC Group, Inc.	933,274	55,631,694
Hyundai Fire & Marine Insurance Co. Ltd.	762,001	13,930,307
KB Financial Group, Inc.	917,501	33,633,392
Samsung Electronics Co. Ltd.	1,474,067	68,060,708

TOTAL KOREA (SOUTH)		171,256,101

Malaysia - 0.2%
Scientex Bhd	1,744,665	3,853,843
Mexico - 2.0%
Qualitas Controladora S.A.B. de CV	2,820,700	12,676,767
Regional S.A.B. de CV	6,171,537	35,342,913

TOTAL MEXICO		48,019,680

Netherlands - 1.2%
Unilever NV	470,400	27,448,885
Nigeria - 1.9%
Guaranty Trust Bank PLC	545,206,895	44,996,443
Papua New Guinea - 2.2%
Oil Search Ltd. ADR	10,741,997	51,343,101
Philippines - 2.8%
Ayala Corp.	2,576,865	36,552,111
Pilipinas Shell Petroleum Corp.	50,544,110	29,279,184

TOTAL PHILIPPINES		65,831,295

Singapore - 1.0%
Delfi Ltd. (b)	34,197,000	24,083,270
South Africa - 3.4%
Capitec Bank Holdings Ltd.	469,000	42,065,786
City Lodge Hotels Ltd. (b)	3,024,192	14,417,226
Distell Group Holdings Ltd.	2,555,541	22,135,479
Pinnacle Technology Holdings Ltd.	1,923,338	1,813,321

TOTAL SOUTH AFRICA		80,431,812

Spain - 0.9%
Prosegur Cash SA (c)	11,888,640	20,305,048
Taiwan - 10.4%
King's Town Bank	751,000	845,284
Poya International Co. Ltd.	2,424,000	34,546,698
Taiwan Semiconductor Manufacturing Co. Ltd.	11,511,000	118,074,157
Unified-President Enterprises Corp.	12,884,000	30,526,981
Voltronic Power Technology Corp.	2,527,550	60,365,931

TOTAL TAIWAN		244,359,051

United Kingdom - 3.3%
ITE Group PLC	22,082,700	28,664,482
Network International Holdings PLC (c)	6,167,560	49,517,119

TOTAL UNITED KINGDOM		78,181,601

Vietnam - 1.0%
Vietnam Dairy Products Corp.	5,008,630	23,228,758
TOTAL COMMON STOCKS
(Cost $2,078,903,273)		2,124,306,620

Convertible Preferred Stocks - 0.1%
Korea (South) - 0.1%
AMOREPACIFIC Group, Inc. (a)
(Cost $1,615,864)	57,470	2,307,149
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.54% 3/12/20 to 4/9/20(e)
(Cost $4,409,070)	4,420,000	4,409,269
	Shares	Value

Money Market Funds - 7.6%
Fidelity Cash Central Fund 1.58% (f)	177,900,445	177,936,025
TOTAL MONEY MARKET FUNDS
(Cost $177,935,492)		177,936,025
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $2,262,863,699)		2,308,959,063
NET OTHER ASSETS (LIABILITIES) - 1.9%		44,761,974
NET ASSETS - 100%		$2,353,721,037

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,669	March 2020	$87,630,845	$(5,473,460)	$(5,473,460)

The notional amount of futures purchased as a percentage of Net Assets is 5.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $124,295,678 or 5.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,409,269.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$561,846
Fidelity Securities Lending Cash Central Fund	1
Total	$561,847

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
City Lodge Hotels Ltd.	$15,272,162	$712,913	$--	$--	$--	$(1,567,849)	$14,417,226
Delfi Ltd.	21,819,194	3,085,719	--	--	--	(821,643)	24,083,270
SH Kelkar & Co. Ltd.	16,015,747	--	--	--	--	(1,709,854)	14,305,893
TK Group Holdings Ltd.	18,251,918	1,372,722	--	--	--	589,622	20,214,262
Total	$71,359,021	$5,171,354	$--	$--	$--	$(3,509,724)	$73,020,651

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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